Form N-1A Cover	Dec. 29, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 17, 2025
Prospectus Date	Dec. 29, 2025